COMMITMENTS AND CONTINGENCIES - Employment Agreement (Details) - USD ($)						1 Months Ended
	Dec. 15, 2025	Sep. 29, 2025	Sep. 28, 2025	Jun. 30, 2025	Jun. 16, 2025	Oct. 31, 2025
Employment Agreement | Subsequent events
COMMITMENTS AND CONTINGENCIES
Vesting period						1 year
Exercise price per share of options granted	$ 2.52
Employment Agreement | CEO
COMMITMENTS AND CONTINGENCIES
Annual salary				$ 340,000	$ 450,000
Payment term of seperation					8 months
Percentage of reduction CEO's annual base salary				15.00%
Employment Agreement | CEO and President
COMMITMENTS AND CONTINGENCIES
Annual salary			$ 400,000
Amount of severance payments			400,000
Employment Agreement | CEO and President | Subsequent events
COMMITMENTS AND CONTINGENCIES
Amount of cash bonus paid						$ 175,000
Fair value of options granted						$ 200,000
Percentage for performance bonus						5.00%
Employment Agreement | CFO
COMMITMENTS AND CONTINGENCIES
Annual salary			400,000
Amount of severance payments			$ 400,000
Employment Agreement | CFO | Subsequent events
COMMITMENTS AND CONTINGENCIES
Amount of cash bonus paid						$ 150,000
Separation Agreement
COMMITMENTS AND CONTINGENCIES
Annual salary		$ 340,000
Term of strategic transition advisor		20 days
Amount of lump sum payment		$ 400,000